DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
AbbVie Savings Plan
DESCRIPTION OF THE PLAN
Schedule of the annual employer contribution in ASP+

Age + Years of Credited Service (whole years)	Contribution Percentage
Less than 30	2%
30-39	3%
40-49	4%
50-59	5%
60-69	6%
70 or more	7%

Schedule of the vesting

Vesting
Years of Credited Service	Percentage
Less than 2 years	0%
2 years or more	100%

Vested
Years of Credited Service	Percentage
Less than 1	0%
1	20%
2	40%
3	60%
4	80%
5 or more	100%

AbbVie Puerto Rico Savings Plan
DESCRIPTION OF THE PLAN
Schedule of the annual employer contribution in ASP+

Age + Years of Credited Service (whole years)	Contribution Percentage
Less than 30	2%
30-39	3%
40-49	4%
50-59	5%
60-69	6%
70 or more	7%

Schedule of the vesting

Years of Credited Service	Vesting Percentage
Less than 2 years	0%
2 years or more	100%

Years of Credited Service	Vested Percentage
Less than 1	0%
1	20%
2	40%
3	60%
4	80%
5 or more	100%